UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS GROWTH AND INCOME FUND,Inc.
Statement of Investments
July 31,2004 (Unaudited)

Common Stock-92.6%	Shares		Value($)

Consumer Discretionary-8.9%
Carnival	62,000		2,889,820
Clear Channel Communications	66,580		2,376,906
Comcast, Cl. A	182,564	[a]	5,002,254
Disney(Walt)	276,000		6,372,840
Hilton Hotels	245,000		4,368,350
Home Depot	276,000		9,306,720
J. C. Penney	77,000		3,080,000
Lamar Advertising	121,100	[a,b]	4,869,431
Liberty Media	430,000	[a]	3,646,400
PetSmart	110,000		3,411,100
Staples	97,100		2,804,248
TJX Cos.	195,800		4,595,426
Target	94,000		4,098,400
Time Warner	399,650	[a]	6,654,172
Univision Communications	128,000	[a]	3,708,160
Viacom, Cl. B	224,935		7,555,567
			74,739,794

Consumer Staples-10.4%
Altria Group	261,000		12,423,600
Coca-Cola	225,000		9,868,500
Colgate-Palmolive	77,000		4,096,400
Dean Foods	126,000	[a]	4,659,480
General Mills	56,000		2,514,400
Kellogg	100,000		4,166,000
PepsiCo	227,000		11,350,000
Procter & Gamble	275,000		14,341,250
Sara Lee	185,000		4,062,600
Wal-Mart Stores	373,000		19,772,730
			87,254,960

Energy-6.3%
Anadarko Petroleum	92,000		5,500,680
ChevronTexaco	82,000		7,843,300
ConocoPhillips	57,000		4,489,890
Exxon Mobil	628,662		29,107,051
Schlumberger	85,000		5,467,200
			52,408,121

Financial-20.4%
American Express	89,000		4,472,250

American International Group	240,673		17,003,548
Bank of America	218,106		18,541,191
Bank of New York	137,000		3,936,010
Capital One Financial	71,000		4,921,720
CIT Group	128,000		4,449,280
Citigroup	521,271		22,982,838
Countrywide Financial	84,000		6,056,400
Federal Home Loan Mortgage	84,200		5,414,902
Federal National Mortgage Association	161,500		11,460,040
Fidelity National Financial	132,000		4,785,000
Fifth Third Bancorp	80,000		3,948,800
Goldman Sachs Group	77,700		6,852,363
J.P. Morgan Chase & Co.	306,780		11,452,097
MBNA	181,900		4,491,111
Merrill Lynch	116,000		5,767,520
Morgan Stanley	128,000		6,314,240
St. Paul Travelers Cos.	118,332		4,386,567
U.S. Bancorp	200,000		5,660,000
Wachovia	137,000		6,070,470
Wells Fargo	200,000		11,482,000
			170,448,347

Health Care-11.7%
Abbott Laboratories	95,000		3,738,250
Amgen	70,000	[a]	3,981,600
Bard (C.R.)	48,000		2,649,600
Becton, Dickinson & Co.	88,000		4,156,240
Boston Scientific	47,000	[a]	1,798,220
Community Health Systems	96,000	[a]	2,362,560
Genzyme	58,000	[a]	2,974,240
Hospira	160,500	[a]	4,158,555
Johnson & Johnson	251,000		13,872,770
Lilly (Eli) & Co.	92,700		5,906,844
Medtronic	129,000		6,407,430
Merck & Co.	132,000		5,986,200
Novartis, ADR	99,000		4,421,340
Pfizer	719,550		22,996,818
Schering-Plough	237,000		4,612,020
Teva Pharmaceutical Industries, ADR	144,000		4,262,400
Wyeth	103,700		3,670,980
			97,956,067

Industrials-10.4%
Caterpillar	58,000		4,262,420
Corinthian Colleges	108,000	[a]	2,021,760
Danaher	100,000		5,065,000

Deere & Co.	90,000		5,652,900
Emerson Electric	70,000		4,249,000
General Electric	941,000		31,288,250
Illinois Tool Works	60,000		5,431,200
Rockwell Collins	99,000		3,387,780
3M	70,000	[b]	5,765,200
Tyco International	170,000		5,270,000
United Parcel Service, Cl. B	67,000		4,821,320
United Technologies	49,000		4,581,500
Waste Management	174,000		4,896,360
			86,692,690

Information Technology-14.9%
Accenture	178,900	[a]	4,406,307
Altera	106,000	[a]	2,206,920
Cisco Systems	595,000	[a]	12,411,700
Computer Sciences	100,600	[a,b]	4,753,350
Dell	237,000	[a]	8,406,390
First Data	60,000		2,676,600
Hewlett-Packard	278,623		5,614,253
Intel	407,200		9,927,536
International Business Machines	177,000		15,411,390
Lexmark International	45,000	[a]	3,982,500
Microsoft	935,000		26,610,100
Motorola	158,000		2,516,940
National Semiconductor	128,000	[a,b]	2,195,200
Oracle	458,000	[a]	4,813,580
QUALCOMM	65,000		4,490,200
SAP, ADR	80,000		3,200,800
Siebel Systems	203,000	[a]	1,636,180
SunGard Data Systems	95,000	[a]	2,214,450
Texas Instruments	142,000		3,028,860
VeriSign	259,000	[a]	4,535,090
			125,038,346

Materials-3.8%
Air Products & Chemicals	91,000		4,709,250
Alcoa	128,000		4,099,840
du Pont (E.I.)de Nemours	101,000		4,329,870
International Paper	104,000		4,495,920
PPG Industries	73,000		4,303,350
Praxair	130,000		5,128,500
Weyerhaeuser	74,000		4,588,000
			31,654,730

Telecommunication Services-2.6%

BellSouth			159,000		4,307,310
SBC Communications			185,600		4,703,104
Sprint (FON Group)			200,000		3,736,000
Verizon Communications			228,000		8,787,120
					21,533,534

Utilities-3.2%
Ameren			60,000		2,681,400
Dominion Resources			68,000		4,315,280
Exelon			170,000		5,933,000
FPL Group			65,000	[b]	4,376,450
KeySpan			74,000	[b]	2,663,260
NiSource			129,000		2,670,300
Southern			147,000		4,304,160
					26,943,850

Total Common Stocks
(cost $	675,167,344)				774,670,439

Other Investments-6.9%			Shares		Value($)

Registered Investment Companies;
Dreyfus Institutional Preferred Money Market Fund
(cost $	57,475,000)		57,475,000	[c]	57,475,000

			Principal
Short Term Investments - .5%			Amount ($)		Value($)

U.S. Treasury Bills:
1.04%, 8/26/2004			2,000,000	[d]	1,998,340
1.17%, 9/2/2004			2,000,000	[d]	1,997,840
Total Short-Term Investments
( cost	$ 3,996,466 )				3,996,180

Investment of Cash Collateral
for Securities Loaned-1.9%

Registered Investment Companies;
Dreyfus Institutional Preferred Money Market Fund			16,332,000		16,332,000
(cost $	16,332,000)

Total Investments (cost $		752,970,810)	101.9%		852,473,619

Liabilities, Less Cash and Receivables			(1.9%)		(16,148,310)

Net Assets			100.0%		836,325,309

a	Non-income producing.
b	All or a portion of these securities are on loan. At July 31, 2004, the total market value of the fund's securities on loan is $ 15,770,101 and the total market value of the collateral held by the fund is $16,332,000.
c	Investments in affiliated money market mutual funds.
d	Partially held by the broker in a segregated account as collateral for open financial futures positions.

DREYFUS GROWTH AND INCOME FUND
Statement of Financial Futures
July 31,2004 (Unaudited)

			Market Value		Unrealized
			Covered		(Depreciation)
Financial Futures Long		Contracts	by Contracts($)	Expiration	at 07/31/2004 ($)

Standard & Poors 500		146	40,190,150	September 2004	(1,195,375)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)